Notes Payable-Related Party	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
Notes Payable-Related Party

Note 7 - Notes Payable-Related Party

At June 30, 2022 and December 31, 2021, the Company has unsecured interest-bearing demand notes outstanding to certain officers and directors amounting to $975,739 and $965,211, respectively. Interest accrued on these notes during the six months ended June 30, 2022 and 2021 was $12,956 and $12,956, respectively. Of these, $251,000 are convertible into common stock at prices ranging from $0.004 and $0.005.

Note 8 – Notes payable-related parties

Notes payable-related parties consist of:

	December 31, 2021	December 31, 2020

Note payable – Scientific Advisory Board Member, unsecured, including interest at 10% per annum, with a maturity date of December 31, 2019	$2,356	$7,054

Three notes payable – Chief Executive Officer, unsecured, including interest at 8%, 10% and 10% per annum, respectively, with maturity date of December 31, 2019	27,577	26,064

One note payable – Chief Executive Officer, unsecured, no interest, paid from a % of revenues	534,544	534,646

Note payable – Chief Financial Officer, unsecured, including interest at 8% per annum, with a maturity date of December 31, 2019	118,400	112,000

Three notes payable – Business Advisory Board Member, unsecured, including interest at 8% and 10% per annum, convertible into common stock at $0.005 and $0.004, respectively, with maturity date of April 20, 2019	282,334	264,334
	965,211	944,098
Less debt discount	-	-
	$965,211	$944,098